COMMON STOCK AND DIVIDENDS, Dividends distribution and Treasury shares distribution (Details) - ARS ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 13, 2019	Oct. 17, 2019	Apr. 11, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	[1]	Dec. 31, 2017	[1]
Cash dividend [Abstract]
Cash dividends				$ 0
Treasury shares distribution [Abstract]
Shareholders' equity				66,026,644	$ 65,461,118	$ 64,808,237		$ 52,942,623
Acquisition cost of treasury shares				3,715,523	994,866
Additional paid-up capital				$ 1,077,841	$ 1,077,841
Treasury Shares [Member]
Treasury shares distribution [Abstract]
Distribution of ordinary shares (in pesos per share)	$ 0.0385
Distribution of shares per American Depositary Receipt (ADR) (in pesos per share)	$ 0.192
Percentage of share capital	3.706%			5.25%	1.24%
Shareholders' equity	$ 794,495
Market value of treasury shares	4,394,621
Acquisition cost of treasury shares	5,507,893			$ 3,715,523	$ 994,866
Additional paid-up capital				$ 1,077,841	$ 1,077,841
Director [Member]
Cash dividend [Abstract]
Cash dividends			$ 433,923
Cash dividends (in pesos per share)			$ 0.5559
Shareholders [Member]
Cash dividend [Abstract]
Cash dividends	$ 348,981		$ 12,505,672
Cash dividends (in pesos per share)	$ 0.4562		$ 16.0198
Class "B" [Member] | Treasury Shares [Member]
Treasury shares distribution [Abstract]
Number of treasury shares in portfolio (in shares)		29,444,795

[1]	The Company has applied IFRS 15 and IFRS 9 for the first time on January 1, 2018. In accordance with the transition methods chosen, the comparative information has not been modified. See Note 4.a)